EARNING PER SHARE ('EPS')	12 Months Ended
Dec. 31, 2025
EARNING PER SHARE ('EPS')
EARNING PER SHARE ('EPS')
NOTE 27. EARNING PER SHARE (‘EPS’)
Basic earnings per share are calculated by reducing income from continuing operations by the amount of dividends declared in the current period for each class of shares, as well as by the contractual amount of dividends required to be paid. The remaining income is allocated based on each type of share’s participation, as if all the period’s income had been distributed. Basic earnings per share are determined by dividing the profit for the period attributable to shareholders by the weighted average number of ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding during the period corresponds to the number of ordinary shares outstanding at the beginning of the period, adjusted for the number of ordinary shares repurchased or issued during the period, weighted by a factor that reflects the time such shares were outstanding or retired.

Diluted earnings per share assume the issuance of ordinary shares for all potentially dilutive ordinary shares outstanding during the reporting period. Cibest Corporate Group has no potentially dilutive ordinary shares as of December 31, 2025, 2024, and 2023.

The following presents the calculation of basic earnings per share for the years ended December 31, 2025, 2024, and 2023 (amounts in millions of Colombian pesos, except for the weighted average number of ordinary shares outstanding and earnings per share):

	2025	2024	2023
Income from continuing operations before attribution of non-controlling interests	6,948,339	6,110,396	5,702,378
Less: Non-controlling interests from continuing operations	121,065	97,837	98,035
Net income from continuing operations	6,827,274	6,012,559	5,604,343
Income from discontinuing operations before attribution of non-controlling interests	(3,006,640)	255,185	512,593
Less: Non-controlling interests from continuing operations	-	-	-
Net income from discontinued operations	(3,006,640)	255,185	512,593
Net income from controlling interest	3,820,634	6,267,744	6,116,936
Less: Preferred dividends declared	1,974,822	1,541,003	1,541,003
Less: Allocation of undistributed earnings to preferred stockholders	(215,059)	1,374,673	1,303,784
Net income allocated to common shareholders for basic and diluted EPS	2,060,871	3,352,068	3,272,149
Weighted average number of common shares outstanding used in basic EPS calculation(1)	509,467,274	509,704,584	509,704,584
Basic and diluted earnings per share from continuing operations	7,182	6,311	5,887
Basic and diluted earnings per share from discontinuing operations(2)	(3,137)	265	533
Basic and diluted earnings per share to common shareholders	4,045	6,576	6,420
(1)In 2025, Grupo Cibest repurchased 8,612,336 shares for a total amount of COP 431,418. For additional information regarding the share repurchase, see Note 22. Share Capital and Note 23. Appropriated Reserves.
(2)This corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.